Quarterly Holdings Report
for
Fidelity Advisor® Series Small Cap Fund
August 31, 2023
AXS5-NPRT3-1023
1.967947.109
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.4%
Entertainment - 0.2%
Vivid Seats, Inc. Class A (a)	91,098	661,371
Interactive Media & Services - 1.5%
Cars.com, Inc. (a)	205,100	3,833,319
Ziff Davis, Inc. (a)	34,284	2,285,029
		6,118,348
Media - 0.4%
TechTarget, Inc. (a)	59,100	1,699,125
Wireless Telecommunication Services - 0.3%
Gogo, Inc. (a)	120,400	1,366,540
TOTAL COMMUNICATION SERVICES		9,845,384
CONSUMER DISCRETIONARY - 11.9%
Automobile Components - 3.7%
Adient PLC (a)	115,100	4,508,467
Fox Factory Holding Corp. (a)	39,595	4,387,522
Patrick Industries, Inc.	73,481	6,145,951
		15,041,940
Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc. (a)	60,500	1,980,165
Churchill Downs, Inc.	18,700	2,342,736
		4,322,901
Household Durables - 2.1%
Skyline Champion Corp. (a)	56,591	4,033,241
Tempur Sealy International, Inc.	100,500	4,695,360
		8,728,601
Leisure Products - 0.3%
Clarus Corp. (b)	162,190	1,166,146
Specialty Retail - 3.8%
Academy Sports & Outdoors, Inc.	32,350	1,765,340
Murphy U.S.A., Inc.	16,200	5,145,768
Musti Group OYJ	196,079	4,350,170
Valvoline, Inc.	129,500	4,459,980
		15,721,258
Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc. (a)	37,482	3,648,498
TOTAL CONSUMER DISCRETIONARY		48,629,344
CONSUMER STAPLES - 3.9%
Consumer Staples Distribution & Retail - 3.0%
BJ's Wholesale Club Holdings, Inc. (a)	57,820	3,896,490
Performance Food Group Co. (a)	84,800	5,268,624
Sprouts Farmers Market LLC (a)	79,000	3,222,410
		12,387,524
Food Products - 0.9%
Nomad Foods Ltd. (a)	191,300	3,508,442
TOTAL CONSUMER STAPLES		15,895,966
ENERGY - 4.5%
Energy Equipment & Services - 2.3%
Championx Corp.	148,700	5,366,583
TechnipFMC PLC	206,200	3,926,048
		9,292,631
Oil, Gas & Consumable Fuels - 2.2%
Antero Resources Corp. (a)	158,600	4,388,462
Hess Midstream LP	69,899	2,020,081
Magnolia Oil & Gas Corp. Class A	117,300	2,674,440
		9,082,983
TOTAL ENERGY		18,375,614
FINANCIALS - 14.5%
Banks - 5.3%
ConnectOne Bancorp, Inc.	239,376	4,576,869
First Interstate Bancsystem, Inc.	135,200	3,503,032
Independent Bank Group, Inc.	100,634	4,246,755
Metropolitan Bank Holding Corp. (a)	56,329	2,242,457
Pinnacle Financial Partners, Inc.	68,100	4,532,736
Trico Bancshares	77,300	2,654,482
		21,756,331
Capital Markets - 3.4%
Houlihan Lokey	37,400	3,939,716
Lazard Ltd. Class A	73,000	2,536,020
LPL Financial	9,300	2,144,487
Morningstar, Inc.	11,464	2,667,329
Patria Investments Ltd.	189,600	2,734,032
		14,021,584
Consumer Finance - 0.8%
PROG Holdings, Inc. (a)	88,308	3,028,964
Financial Services - 1.5%
Essent Group Ltd.	121,500	6,101,730
Insurance - 3.5%
Old Republic International Corp.	150,900	4,127,115
Primerica, Inc.	28,800	5,787,648
Selective Insurance Group, Inc.	45,527	4,516,734
		14,431,497
TOTAL FINANCIALS		59,340,106
HEALTH CARE - 13.4%
Biotechnology - 3.9%
Allogene Therapeutics, Inc. (a)	129,100	502,199
Biohaven Ltd.	31,500	576,135
Blueprint Medicines Corp. (a)	23,700	1,181,682
Celldex Therapeutics, Inc. (a)	16,700	465,930
Cerevel Therapeutics Holdings (a)	45,700	1,083,090
Cytokinetics, Inc. (a)	45,500	1,589,770
Day One Biopharmaceuticals, Inc. (a)	28,100	379,069
Exelixis, Inc. (a)	55,100	1,233,689
Janux Therapeutics, Inc. (a)	30,800	338,800
Keros Therapeutics, Inc. (a)	10,700	375,677
Legend Biotech Corp. ADR (a)	17,800	1,234,608
PepGen, Inc. (a)	28,100	177,030
Prelude Therapeutics, Inc. (a)	59,465	221,804
PTC Therapeutics, Inc. (a)	32,700	1,291,650
Relay Therapeutics, Inc. (a)(b)	33,700	344,414
Vaxcyte, Inc. (a)	30,900	1,604,328
Verve Therapeutics, Inc. (a)(b)	49,500	637,065
Viking Therapeutics, Inc. (a)	34,200	472,302
Xenon Pharmaceuticals, Inc. (a)	41,900	1,633,262
Zentalis Pharmaceuticals, Inc. (a)	18,130	481,533
		15,824,037
Health Care Equipment & Supplies - 4.0%
Envista Holdings Corp. (a)	102,700	3,288,454
Haemonetics Corp. (a)	31,600	2,835,468
Inspire Medical Systems, Inc. (a)	5,600	1,270,528
Merit Medical Systems, Inc. (a)	38,400	2,506,752
Neogen Corp. (a)	135,800	3,139,696
Pulmonx Corp. (a)	106,900	1,118,174
TransMedics Group, Inc. (a)	32,500	2,132,975
		16,292,047
Health Care Providers & Services - 3.9%
Acadia Healthcare Co., Inc. (a)	63,200	4,872,720
Chemed Corp.	7,200	3,682,368
Option Care Health, Inc. (a)	66,266	2,308,045
The Ensign Group, Inc.	51,700	5,181,374
		16,044,507
Life Sciences Tools & Services - 0.5%
BioLife Solutions, Inc. (a)	48,100	635,401
Olink Holding AB ADR (a)	47,528	785,638
Quanterix Corp. (a)	30,003	804,080
		2,225,119
Pharmaceuticals - 1.1%
Arvinas Holding Co. LLC (a)	30,000	846,300
Edgewise Therapeutics, Inc. (a)	59,600	372,500
Intra-Cellular Therapies, Inc. (a)	29,300	1,626,736
Ventyx Biosciences, Inc. (a)	25,400	850,900
Verona Pharma PLC ADR (a)	38,800	753,884
		4,450,320
TOTAL HEALTH CARE		54,836,030
INDUSTRIALS - 21.0%
Aerospace & Defense - 0.8%
V2X, Inc. (a)	66,700	3,355,677
Building Products - 2.7%
CSW Industrials, Inc.	14,485	2,601,941
Masonite International Corp. (a)	33,400	3,430,514
Simpson Manufacturing Co. Ltd.	31,200	4,984,512
		11,016,967
Construction & Engineering - 3.2%
EMCOR Group, Inc.	30,300	6,794,775
Granite Construction, Inc.	49,000	2,023,210
Sterling Construction Co., Inc. (a)	52,300	4,328,348
		13,146,333
Electrical Equipment - 2.3%
Array Technologies, Inc. (a)	157,188	3,909,266
Atkore, Inc. (a)	20,100	3,094,797
Thermon Group Holdings, Inc. (a)	83,500	2,294,580
		9,298,643
Ground Transportation - 1.0%
TFI International, Inc.	30,000	4,090,800
Machinery - 2.2%
ITT, Inc.	32,300	3,303,644
Terex Corp.	92,800	5,624,608
		8,928,252
Professional Services - 5.1%
ASGN, Inc. (a)	42,400	3,483,584
Concentrix Corp.	34,813	2,779,122
ExlService Holdings, Inc. (a)	129,500	3,785,285
FTI Consulting, Inc. (a)	10,400	1,932,528
KBR, Inc.	80,000	4,921,600
NV5 Global, Inc. (a)	40,868	4,159,545
		21,061,664
Trading Companies & Distributors - 3.7%
Applied Industrial Technologies, Inc.	24,800	3,828,376
Beacon Roofing Supply, Inc. (a)	41,800	3,337,730
GMS, Inc. (a)	41,700	2,891,478
Rush Enterprises, Inc. Class A	118,398	4,902,861
		14,960,445
TOTAL INDUSTRIALS		85,858,781
INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 1.0%
Extreme Networks, Inc. (a)	144,400	3,963,780
Electronic Equipment, Instruments & Components - 6.2%
Advanced Energy Industries, Inc.	40,000	4,722,800
Fabrinet (a)	41,300	6,639,801
Insight Enterprises, Inc. (a)	48,698	7,796,061
Napco Security Technologies, Inc.	58,782	1,456,618
TD SYNNEX Corp.	46,113	4,691,998
		25,307,278
IT Services - 1.0%
Endava PLC ADR (a)	32,501	1,589,299
Perficient, Inc. (a)	41,100	2,621,769
		4,211,068
Semiconductors & Semiconductor Equipment - 3.6%
AEHR Test Systems (a)(b)	61,300	3,126,913
Allegro MicroSystems LLC (a)	45,800	1,751,850
Axcelis Technologies, Inc. (a)	13,900	2,670,885
MACOM Technology Solutions Holdings, Inc. (a)	62,400	5,276,544
Synaptics, Inc. (a)	24,858	2,176,069
		15,002,261
Software - 3.1%
Five9, Inc. (a)	23,200	1,678,984
Intapp, Inc. (a)	64,419	2,358,380
PROS Holdings, Inc. (a)	77,900	2,793,494
Rapid7, Inc. (a)	32,800	1,652,792
Tenable Holdings, Inc. (a)	95,700	4,341,909
		12,825,559
Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology, Inc. (a)	88,000	2,346,080
TOTAL INFORMATION TECHNOLOGY		63,656,026
MATERIALS - 7.1%
Chemicals - 2.0%
Element Solutions, Inc.	204,900	4,225,038
The Chemours Co. LLC	61,600	2,095,632
Tronox Holdings PLC	132,800	1,811,392
		8,132,062
Construction Materials - 1.6%
Eagle Materials, Inc.	35,200	6,664,064
Metals & Mining - 3.5%
Commercial Metals Co.	133,100	7,492,199
Constellium NV (a)	371,800	6,692,400
		14,184,599
TOTAL MATERIALS		28,980,725
REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Essential Properties Realty Trust, Inc.	207,092	4,974,350
Lamar Advertising Co. Class A	55,700	5,080,954
Urban Edge Properties	185,500	3,034,780
		13,090,084
Real Estate Management & Development - 0.7%
Colliers International Group, Inc.	25,000	2,888,359
TOTAL REAL ESTATE		15,978,443
UTILITIES - 1.3%
Gas Utilities - 1.3%
Brookfield Infrastructure Corp. A Shares	138,457	5,379,054
TOTAL COMMON STOCKS (Cost $316,514,868)		406,775,473

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (c)	1,553,577	1,553,887
Fidelity Securities Lending Cash Central Fund 5.44% (c)(d)	5,130,522	5,131,035
TOTAL MONEY MARKET FUNDS (Cost $6,684,922)		6,684,922

Equity Funds - 0.1%
	Shares	Value ($)
Small Blend Funds - 0.1%
iShares Russell 2000 Index ETF (b) (Cost $421,240)	2,400	452,664

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $323,621,030)	413,913,059
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(4,577,062)
NET ASSETS - 100.0%	409,335,997

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	3,753,464	96,917,949	99,117,526	152,500	-	-	1,553,887	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	7,058,236	67,059,158	68,986,359	42,721	-	-	5,131,035	0.0%
Total	10,811,700	163,977,107	168,103,885	195,221	-	-	6,684,922

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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